13F-HR

11/14/11

0001103804
dk2hcr*f

NONE
1

Eric Komitee
203-863-5000

Ekomitee@vikingglobal.com

                                      13F-HR
                             Form 13F Holdings Report
                                   UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM 13F

                                 FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment []; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors LP
Address:  55 Railroad Avenue, Greenwich, Connecticut 06830

Form 13F File Number:28-05515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Eric Komitee
Title: 	General Counsel
Phone: 	203-863-5000

Signature, Place and Date of Signing:

/s/ Eric Komitee,  Greenwich, Connecticut, November 14, 2011.

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  54

Form 13F Information Table Value Total:  8,613,347
					-------------
					Thousands

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                                 VALUE     SHRS OR   SH/ PUT/ INVSTMT OTH    VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS   CUSIP     X($1000)    PRN AMT   PRN CALL DSCRETN MGR  SOLE    SHARED    NONE
Alexion Pharmaceuticals Inc         COM            015351109      45,597     711,800 SH       SOLE       711800
Allstate Corp.                      COM            020002101     157,299   6,639,900 SH       SOLE       6639900
Amazon.com                          COM            023135106     232,004   1,072,954 SH       SOLE       1072954
American Tower Corp                 CL A           029912201     256,544   4,768,487 SH       SOLE       4768487
Apple Inc.                          COM            037833100     431,730   1,132,200 SH       SOLE       1132200
Baidu Inc.                          SPON ADR REP A 056752108     315,223   2,948,498 SH       SOLE       2948498
Biogen Idec Inc.                    COM            09062X103     235,606   2,529,322 SH       SOLE       2529322
CapitalOne Financial                COM            14040H105     125,902   3,176,954 SH       SOLE       3176954
Cardinal Health Inc                 COM            14149Y108      95,906   2,290,021 SH       SOLE       2290021
CareFusion Corporation              COM            14170T101     181,282   7,569,191 SH       SOLE       7569191
Carter's Inc                        COM            146229109      61,345   2,008,701 SH       SOLE       2008701
Charles River Laboratories          COM            159864107      49,576   1,732,229 SH       SOLE       1732229
Check Point Software Tech           ORD            M22465104      55,139   1,045,100 SH       SOLE       1045100
Cigna Corp.                         COM            125509109     243,457   5,804,888 SH       SOLE       5804888
Citigroup Inc                       COM NEW        172967424     155,246   6,059,600 SH       SOLE       6059600
Citrix Systems Inc.                 COM            177376100     158,142   2,900,100 SH       SOLE       2900100
D.R. Horton                         COM            23331A109      51,647   5,713,200 SH       SOLE       5713200
DaVita Inc.                         COM            23918K108     215,398   3,437,023 SH       SOLE       3437023
Estee Lauder Companies              CL A           518439104     119,578   1,361,324 SH       SOLE       1361324
Express Scripts Inc.                COM            302182100      68,419   1,845,682 SH       SOLE       1845682
Goodrich Corporation                COM            382388106     163,905   1,358,181 SH       SOLE       1358181
Grifols SA                          SPONSORED ADR  398438309       9,694   1,517,100 SH       SOLE       1517100
H&R Block Inc                       COM            093671105     317,722  23,870,925 SH       SOLE       23870925
Hartford Financial Services         COM            416515104      47,343   2,933,300 SH       SOLE       2933300
Health Mgmt Associates Inc          CL A           421933102      92,687  13,394,096 SH       SOLE       13394096
Healthspring Inc                    COM            42224N101     111,687   3,063,300 SH       SOLE       3063300
Home Depot Inc.                     COM            437076102      93,889   2,856,400 SH       SOLE       2856400
Humana Inc.                         COM            444859102     296,046   4,070,486 SH       SOLE       4070486
Invesco Limited                     SHS            G491BT108     512,907  33,069,442 SH       SOLE       33069442
Life Technologies Corporation       COM            53217V109      21,093     548,875 SH       SOLE       548875
LyondellBasell Industries NV        SHS - A -      N53745100     314,458  12,871,828 SH       SOLE       12871828
MasterCard Inc                      CL A           57636Q104     241,771     762,300 SH       SOLE       762300
Mednax Inc                          COM            58502B106     101,206   1,615,687 SH       SOLE       1615687
Monsanto Co                         COM            61166W101      50,655     843,700 SH       SOLE       843700
News Corporation                    CL A           65248E104     202,924  13,108,834 SH       SOLE       13108834
Oncothyreon Inc                     COM            682324108      18,601   3,110,650 SH       SOLE       3110650
Penn West Petroleum Ltd             COM            707887105     130,284   8,820,896 SH       SOLE       8820896
Pioneer Natural Resources Company   COM            723787107      51,701     786,100 SH       SOLE       786100
Potash Corp of Saskatchewan         COM            73755L107     141,302   3,269,370 SH       SOLE       3269370
Priceline.com                       COM NEW        741503403     144,164     320,751 SH       SOLE       320751
Qualcomm Inc                        COM            747525103     134,053   2,756,600 SH       SOLE       2756600
Ralph Lauren Corporation            CL A           751212101      34,946     269,444 SH       SOLE       269444
Sandisk Corp                        COM            80004C101      55,091   1,365,183 SH       SOLE       1365183
Schlumberger Ltd                    COM            806857108      41,518     695,100 SH       SOLE       695100
Simon Property Group Inc            COM            828806109      72,311     657,500 SH       SOLE       657500
SINA Corp                           ORD            G81477104     105,581   1,474,400 SH       SOLE       1474400
St Jude Medical Inc.                COM            790849103     132,995   3,674,935 SH       SOLE       3674935
Talisman Energy Inc                 COM            87425E103      61,898   5,044,700 SH       SOLE       5044700
The Sherwin-Williams Company        COM            824348106     105,241   1,416,059 SH       SOLE       1416059
Time Warner Cable                   COM            88732J207     412,236   6,577,900 SH       SOLE       6577900
Universal Health Services Inc       CL B           913903100     174,171   5,122,692 SH       SOLE       5122692
US Bancorp                          COM NEW        902973304     575,677  24,455,300 SH       SOLE       24455300
Valeant Pharmaceuticals Inte        COM            91911K102     318,396   8,577,486 SH       SOLE       8577486
Watson Phamaceuticals Inc           COM            942683103      70,154   1,027,900 SH       SOLE       1027900


S REPORT SUMMARY  54 # OF DATA RECORDS
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